BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 175,788	$ 240,706
Prepaid expenses		432,591
Total Current Assets	175,788	673,297
Investment held in trust account	9,835,409	80,002,777
TOTAL ASSETS	10,011,197	80,676,074
Current liabilities:
Accrued expenses	358,257	69,002
Promissory note - due to sponsor	662,000
Total Current Liabilities	1,020,257	69,002
Warrant liability	335,240	1,667,262
PIPE Derivative Liability	1,065,297
Total Liabilities	2,420,794	1,736,264
Ordinary shares subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 953,033 and 8,000,000 shares subject to possible redemption at redemption value of $10.22 and $10.00 per share as of December 31, 2022 and 2021, respectively	9,735,409	80,000,000
Shareholders' Deficit:
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,000,000 shares issued and outstanding (1)	200	200
Additional paid-in capital	30	30
Accumulated deficit	(2,145,236)	(1,060,420)
Total Shareholders' Deficit	(2,145,006)	(1,060,190)
TOTAL LIABILITIES, SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	$ 10,011,197	$ 80,676,074